Principal accounting policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Advertising expenses	$ 8,658	$ 13,084	$ 4,574